Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of reconciliation of the (provision) recovery for income taxes [Table Text Block]
	Year ended December 31,
	2021	2020
Loss before income taxes	$(9,325,226)	$(3,145,139)
Statutory tax rate	27%	27%
Recovery of income tax taxes based on combined federal and provincial statutory rates	(2,518,000)	(849,000)
Change in statutory, foreign tax, foreign exchange rates and other	20,000	3,000
Permanent differences	620,000	438,000
Share issue cost	(8,000)	(13,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non- capital losses	31,000	(308,000)
Changes in unrecognized deductible differences	1,855,000	729,000
Total income tax expense (recovery)	-	-

Disclosure of company's deferred tax assets [Table Text Block]
	2021	2020
Deferred tax assets
Share issue costs	$24,000	$30,000
Debt with accretion	-	1,000
Marketable securities	83,000	-
Non-capital and net operating loss carry forward	3,040,000	1,260,000
	3,147,000	1,291,000
Unrecognized deferred tax assets	(3,147,000)	(1,291,000)

	-	-

Disclosure of temporary differences, unused tax credits and unused tax losses [Table Text Block]
	December 31, 2021		December 31, 2020
Temporary Differences	$	Expiry	$	Expiry
Share issue costs	88,000	2038 to 2042	110,000	2038 to 2041
Debt with accretion	-	No expiry	5,000	No expiry
Marketable securities	615,000	No expiry	-	No expiry
Non-capital losses available for future periods	11,321,000	2029 to 2039	3,694,000	2029 to 2039
Canada	11,025,000	2029 to 2041	3,329,000	2029 to 2040
USA	306,000	2031 to 2041	365,000	2031 to 2040